Related Party Transactions (Details) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 16, 2023	Dec. 27, 2021	Dec. 11, 2021	Nov. 12, 2021	Oct. 14, 2021	Jun. 02, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 13, 2023
Related Party Transactions [Line Items]
Founder share percentage									100.00%		100.00%
Founder shares description									The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares (i) with respect to 25% of such shares, until consummation of the initial Business Combination, (ii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, (iii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and (iv) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination.		The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares (i) with respect to 25% of such shares, until consummation of the initial Business Combination, (ii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, (iii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and (iv) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination.
Aggregate principal amount							$ 90,000		$ 90,000
Working capital loans											$ 2,025,000	$ 0
Office space									30,000		30,000
Administrative support services fees							90,000	$ 90,000	270,000	$ 270,000	360,000	360,000
Stock split Description			0.9955-for-1.0		1.1014-for-1.0
Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Agreed loan amount							300,000		300,000		300,000		$ 1,500,000
Outstanding balance promissory note		$ 105,260
Conversion price (in Dollars per share)													$ 10
Aggregate principal amount													$ 3,000,000
Outstanding promissory note							3,000,000		3,000,000		2,025,000
Minimum [Member] | Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount	$ 1,500,000
Increase of aggregate principal amount	1,500,000
Maximum [Member] | Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount	3,000,000
Increase of aggregate principal amount	$ 3,000,000
Related Party [Member]
Related Party Transactions [Line Items]
Promissory note											2,025,000
Administrative support services fees									556,451		286,451	$ 16,451
Outstanding promissory note							3,000,000		$ 3,000,000		$ 2,025,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Aggregate purchase price						$ 25,000
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor purchased (in Shares)						7,992,750
Aggregate shares (in Shares)					8,803,333
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)					8,803,333
Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)				8,763,333
Outstanding share percentage									25.00%
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Purchase of sponsor shares (in Shares)											25,300,000
Common stock were forfeited (in Shares)											148,192
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock were forfeited (in Shares)									148,192
Public offering units (in Shares)									25,300,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Outstanding share percentage											25.00%
Founder Shares [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Outstanding promissory note							$ 3,000,000		$ 3,000,000